DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 14 — DERIVATIVE FINANCIAL INSTRUMENTS

	30 June 2018	31 December 2017
	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	41	383
Non-current
Derivative financial instruments — commodity contracts	221	223
Total financial assets	262	606

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	14,962	5,618
Derivative financial instruments — interest rate swaps	191	—
Non-current
Derivative financial instruments — commodity contracts	13,326	3,728
Derivative financial instruments — interest rate swaps	243	—
Total financial liabilities	28,722	9,346

In March 2018, the Company entered into short-term foreign currency derivative instruments to lock in the exchange rate for A$284 million.  The instruments were designed to protect the funds generated in its equity raise from currency fluctuations during the period between launch of the equity raise and receipt of funds.  The Company realized a gain of $6.8 million on the foreign currency derivative instruments during the six months ended 30 June 2018, which has been recognized in the condensed consolidated statement of loss and other comprehensive loss within gain on foreign currency derivative financial instruments.  There were no foreign currency derivative contracts outstanding at 30 June 2018.

The Company incurred a loss of $23.2 million related to its commodity derivative financial instruments during the six months ended 30 June 2018, consisting of a $19.3 million unrealised loss resulting from the change in fair value of the commodity derivative financial instruments, plus a $3.9 million realised loss from the settlement of commodity derivative contracts. The commodity derivative activity has been recognised in the condensed consolidated statement of loss and other comprehensive loss within gain (loss) on derivative financial instruments, net.

Realised and unrealised losses on the Company’s interest rate swap of nil and $0.4 million for the six months ended 30 June 2018, respectively, were recognized in the condensed consolidated statement of loss and other comprehensive loss  within finance costs, net of amounts capitalized.